Cost of goods sold and services provided (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Inventories at the beginning of the period	$ 80,651,000,000	$ 74,639,000,000	$ 211,375,000,000
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,787,000,000)	8,415,000,000	119,711,000,000
Changes in net realizable value of agricultural products after harvest	7,174,000,000	(9,422,000,000)	(16,002,000,000)
Additions	434,000,000	1,081,000,000	1,025,000,000
Currency translation adjustment	(30,716,000,000)	(1,375,000,000)	(33,022,000,000)
Transfers		(1,605,000,000)
Harvest	282,517,000,000	264,663,000,000	215,773,000,000
Acquisitions and classifications	252,107,000,000	259,383,000,000	237,768,000,000
Consumptions	(29,901,000,000)	(44,245,000,000)	(46,999,000,000)
Disposals due to sales	(2,861,000,000)	(2,575,000,000)
Expenses incurred	49,387,000,000	48,496,000,000	54,975,000,000
Inventories at the end of the year	174,190,000,000	(169,351,000,000)	(186,077,000,000)
Costs as of one	432,815,000,000
Costs as of two		$ 428,104,000,000
Costs as of three			$ 558,527,000,000
Cost of sales and services from agricultural business [Member]
Statement [Line Items]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,787,000,000)
Changes in net realizable value of agricultural products after harvest	7,174,000,000
Additions	434,000,000
Currency translation adjustment	(29,654,000,000)
Harvest	282,517,000,000
Acquisitions and classifications	141,893,000,000
Consumptions	(29,901,000,000)
Expenses incurred	49,387,000,000
Inventories at the end of the year	(153,566,000,000)
Costs as of one	323,449,000,000
Costs as of two	313,526,000,000
Inventories at the beginning of the period year	56,952,000,000
Costs as of three	461,349,000,000
Urban Properties And Investment Business [Member]
Statement [Line Items]
Currency translation adjustment	(1,062,000,000)
Acquisitions and classifications	110,214,000,000
Disposals due to sales	(2,861,000,000)
Inventories at the end of the year	(20,624,000,000)
Costs as of one	109,366,000,000
Costs as of two	114,578,000,000
Inventories at the beginning of the period year	23,699,000,000
Costs as of three	$ 97,178,000,000